Significant Accounting Policies (Details) - Schedule of customer concentration risk	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Customer A [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	22.97%	19.37%
Customer A [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	6.66%	14.11%
Customer B (related party customer) [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	5.31%	15.31%
Customer B (related party customer) [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	25.37%	19.94%